Schedule of Stock Option Activity (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 10, 2023	Jan. 27, 2023	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Number of options, outstanding beginning balance				1,993,235			1,993,235
Weighted average exercise price, beginning balance				$ 10.81			$ 10.81
Number of options, granted							1,566,107
Weighted average exercise price, granted							$ 0.56
Number of options, exercised
Weighted average exercise price, exercised
Number of options, forfeited
Weighted average exercise price, forfeited
Number of options, outstanding ending balance			1,993,235	1,993,235	3,559,342		3,559,342		1,993,235	1,993,235
Weighted average exercise price, ending balance			$ 10.81	$ 10.81	$ 6.30		$ 6.30		$ 10.81	$ 10.81
Weighted average remaining life in years, outstanding				5 years 9 months 18 days			6 years 7 months 6 days
Aggregate intrinsic value, ending balance	$ 23,770	$ 184,426
Number of options, exercisable ending balance			1,639,566	1,639,566	1,968,166		1,968,166			1,639,566
Weighted average exercise price, Exercisable			$ 9.63	$ 9.63	$ 9.53		$ 9.53			$ 9.63
Weighted average remaining life in years, exercisable				5 years 3 months 18 days			5 years 2 months 12 days
Aggregate intrinsic value, exercisable
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]						Predecessor		Predecessor	Predecessor		Predecessor
Number of options, outstanding beginning balance								10,039,348	10,039,348	10,039,348	8,755,179
Weighted average exercise price, beginning balance								$ 2.15	$ 2.15	$ 2.15	$ 2.00
Number of options, granted											1,284,169
Weighted average exercise price, granted											$ 3.17
Number of options, exercised
Weighted average exercise price, exercised
Number of options, forfeited
Weighted average exercise price, forfeited
Number of options, outstanding ending balance											10,039,348
Weighted average exercise price, ending balance											$ 2.15
Weighted average remaining life in years, outstanding											5 years 10 months 24 days
Aggregate intrinsic value, ending balance											$ 3,271,992
Number of options, exercisable ending balance											8,258,023
Weighted average exercise price, Exercisable											$ 1.91
Weighted average remaining life in years, exercisable											5 years 3 months 18 days
Aggregate intrinsic value, exercisable											$ 3,271,992